Organization and Principal Activities	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. The Company commenced operations through its variable interest entity (“VIE”) and VIE’s subsidiaries in the People’s Republic of China (“PRC”). The Company is mainly engaged in sales of battery packs, battery cells, and electric bicycles (“e-bicycle”) in PRC. The consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities:

Name	Date of Incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal
Wholly owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	HK	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
Jiangsu Langyi Import and Export Trading Co., Ltd. (“Langyi Trading”)	December 7, 2021	PRC	100%	Import and export trade of e-motor bicycles
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100%	Distribution and trade of batteries packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of batteries packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles
Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”)	June 28, 2021	PRC	100%	Production and sales of e-bicycles

The VIE contractual arrangements

Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other business. Changzhou EZGO is considered a foreign-invested enterprise. To comply with PRC laws and regulations, EZGO primarily conducts its business in China through Jiangsu EZGO and its subsidiaries, based on a series of contractual arrangements. These contractual arrangements will expire on November 8, 2039. The following is a summary of the contractual arrangements that provide EZGO with effective control of its VIE and VIE’s subsidiaries and that enables it to receive substantially all the economic benefits from their operations.

Each VIE Agreements is described in below:

Proxy Agreement

Pursuant to the Proxy Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and each equity holder of Jiangsu EZGO, each equity holder irrevocably authorizes WFOE to exercise his or her rights as an equity holder of Jiangsu EZGO, including the right to attend equity holders’ meetings, to exercise voting rights and to transfer all or a part of his or her equity interests therein pursuant to the Exclusive Call Option Agreement. During the term of Proxy Agreement, Jiangsu EZGO and all its equity holders may not terminate the agreements except when this agreement or applicable PRC laws provide otherwise.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, each equity holder\ of Jiangsu EZGO irrevocably granted WFOE an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules, and regulations, all of the equity interest and assets in Jiangsu EZGO from each equity holder. The equity holders of Jiangsu EZGO agree that, without the prior written consent of WFOE, they will not dispose of their equity interests in Jiangsu EZGO or create or allow any encumbrance on their equity interests. The purchase price for the equity interest is to be the minimum price permitted by applicable PRC laws, rules and regulations, or the amount that the equity holders actually pay to Jiangsu EZGO regarding the equity, whichever is lower. The purchase price for the assets is to be the minimum price permitted by applicable PRC laws, rules and regulations, or the net book value of the assets, whichever is lower. The Exclusive Call Option Agreement expires when all the equity interest or all the assets are transferred pursuant to the agreement.

Exclusive Management Consulting and Technical Service Agreement

Pursuant to the Exclusive Management Consulting and Technical Service Agreement, dated November 8, 2019, between WFOE and Jiangsu EZGO, Jiangsu EZGO agrees to engage WFOE as its exclusive provider of management consulting, technical support, intellectual property license and relevant services, including all services within Jiangsu EZGO’s business scope and decided by WFOE from time to time as necessary. Jiangsu EZGO shall pay to WFOE service fees within three months after each fiscal year end. The service fees should be 95% (or a percentage adjusted by WFOE in its sole discretion) of the net profit after the deficit of the prior fiscal year is covered and the statutory reserve is appropriated. WFOE exclusively owns any intellectual property arising from the performance of the Exclusive Management Consulting and Technical Service Agreement. The Exclusive Management Consulting and Technical Service Agreement is effective for 20 years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto. The Exclusive Management Consulting and Technical Service Agreement shall be extended automatically by the expiry thereof, until WFOE’s business term or Jiangsu EZGO’s business term expires, unless otherwise notified by WFOE in writing. During the term of the Exclusive Management Consulting and Technical Service Agreement, Jiangsu EZGO may not terminate the agreements except in the case of WFOE’s gross negligence or fraud, or this agreement or laws provide otherwise. WFOE may terminate this agreement by 30-day written notice to Jiangsu EZGO at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, the equity holders of Jiangsu EZGO pledged the 100% equity interests in Jiangsu EZGO to WFOE to guarantee performance of all of his or her obligations under the Proxy Agreement, Exclusive Call Option Agreement and Exclusive Management Consulting and Technical Service Agreement. If any event of default as provided for therein occurs, WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests according to applicable PRC laws. On November 28, 2019, WFOE, Jiangsu EZGO and all its equity holders have completed the registration of the equity pledge with the relevant office of State Administration for Market Regulation (“SAMR”) in accordance with the PRC Property Rights Law.

Loan Agreement

Pursuant to the Loan Agreement, dated November 8, 2019, WFOE agrees to provide Jiangsu EZGO with loans of different amounts with interest of 24% according to Jiangsu EZGO’s needs from time to time. The term of each loan is 20 years, which can be extended with the written consent of both parties. During the term of the loan or the extended term of the loan, Jiangsu EZGO shall not repay in advance without the written consent of WFOE while in case of certain circumstances, Jiangsu EZGO must repay the loan in advance upon WFOE’s written request.

Spousal Consent Letter

The spouses of individual equity holders of Jiangsu EZGO each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably agreed to the execution by his or her spouse of the above-mentioned Equity Pledge Agreement, Exclusive Call Option Agreement and Proxy Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Jiangsu EZGO held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Risks in relation to the VIE structure

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether VIE that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect VIE structure and business operation.

EZGO believes the contractual arrangements with its VIE and their respective equity holders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in PRC.

Total assets and liabilities presented on the Company’s Consolidated Balance Sheets and revenue, expense, net income presented on Consolidated Statements of Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statements of Cash Flows are substantially the financial position, result of operations and cash flows of the EZGO’s VIE and subsidiaries of VIE.

As of September 30, 2021 and 2022, there was no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE. The amount of the net assets of the VIE was $12,508,001 and $8,558,672 as of September 30, 2021 and 2022, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of EZGO in normal course of business.

The following financial information of the VIE and the wholly owned subsidiaries of VIE were included in the accompanying CFS as of September 30, 2021 and 2022 and for the fiscal years ended September 30, 2020, 2021 and 2022:

	As of September 30,
	2021	2022
Cash	$4,508,752	$1,345,283
Restricted cash	15,354	23,228
Amount due from non-VIE	1,914,828	7,590,655
Amount due from EZGO	316,524	417,138
Current assets of discontinued operation	91,997	-
Other	17,032,589	8,057,829
Total current assets	23,880,044	17,434,133
Non-current assets	14,332,061	13,893,470
Total assets	$38,212,105	$31,327,603

Amount due to non-VIE	$13,323,711	$12,374,640
Amount due to EZGO	3,017,337	3,007,811
Current liabilities of discontinued operation	809,221	703,668
Other	8,553,835	6,682,812
Total current liability	25,704,104	22,768,931
Total liabilities	$25,704,104	$22,768,931

	Years Ended September 30,
	2020	2021	2022
Revenues	$15,243,282	$19,628,860	$12,805,906
Income (loss) from operations	71,966	(3,497,613)	(4,273,622)
Other income (loss), net	378,395	(75,873)	(931,538)
Net income (loss) from continuing operations	334,298	(2,677,940)	(5,781,106)
Loss from discontinued operation, net of tax	(57,376)	(36,404)	(81,605)
Net income (loss)	276,922	(2,714,344)	(5,862,713)
Net income (loss) attributable to EZGO’s shareholders	$147,174	$(2,279,373)	$(4,857,681)

Net cash provided by (used in) operating activities	$4,024,769	$(1,101,659)	$(49,082)
Net cash used in investing activities	(3,349,847)	(12,952,082)	(8,618,188)
Net cash (used in) provided by financing activities	(4,004,361)	18,157,942	6,578,924